Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2020-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02/28/2022

A.	DATES	Begin	End	# days

1	Payment Date		3/15/2022
2	Collection Period	2/1/2022	2/28/2022	28
3	Monthly Interest Period-Actual	2/15/2022	3/14/2022	28
4	Monthly Interest - Scheduled	2/15/2022	3/14/2022	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	95,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2 Notes	306,000,000.00	-	-	-	-	-	0.0000000
7	Class A-3 Notes	296,000,000.00	249,841,308.44	-	-	25,880,251.50	223,961,056.94	0.7566252
8	Class A-4 Notes	90,180,000.00	90,180,000.00	-	-	-	90,180,000.00	1.0000000
9	Total Class A Notes	787,180,000.00	340,021,308.44	-	-	25,880,251.50	314,141,056.94
10	Class B Notes	31,290,000.00	31,290,000.00	-	-	-	31,290,000.00	1.0000000

11	Total Notes	$818,470,000.00	371,311,308.44	$0.00	$0.00	$25,880,251.50	345,431,056.94

	Overcollateralization
12	Exchange Note	57,774,538.43	31,811,477.35				30,258,662.26
13	Series 2020-A Notes	86,664,435.42	127,068,503.34				128,621,318.43

14	Total Overcollateralization	144,438,973.85	158,879,980.69				158,879,980.69
15	Total Target Overcollateralization	$158,879,980.69	158,879,980.69				158,879,980.69

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes	1.64411%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	1.71000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-3 Notes	1.70000%	353,941.85	1.1957495	25,880,251.50	87.4332821	0.00
19	Class A-4 Notes	1.79000%	134,518.50	1.4916667	0.00	0.0000000	0.00
20	Total Class A Notes		488,460.35	0.6205193	25,880,251.50	32.8771710	0.00
21	Class B Notes	1.93000%	50,324.75	1.6083333	0.00	0.0000000	0.00

22	Totals		538,785.10	0.6582833	25,880,251.50	31.6202811	0.00
		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	905,134,435.42	498,379,811.78				474,052,375.37

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	6.85%	6.85%
25	Aggregate Securitization Value	962,908,973.85	504,311,037.63
26	Aggregate Base Residual Value (Not Discounted)	685,709,417.97	463,040,063.47

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	11	0.00
28	Turn-in Ratio on Scheduled Terminations			0.00%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	26,249	530,191,289.13
30	Depreciation/Payments		(5,719,652.50)
31	Gross Credit Losses	(18)	(327,654.81)
32	Early Terminations — Regular	(2)	(55,538.47)
33	Scheduled Terminations — Returned	(2)	(26,259.72)
34	Payoff Units & Lease Reversals	(990)	(19,751,146.00)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	25,237	504,311,037.63

World Omni Automobile Lease Securitization Trust 2020-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02/28/2022

C.	SERVICING FEE

37	Servicing Fee Due	441,826.07

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(20,598.64)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,814,544.87
41	Beginning Reserve Account Balance	4,814,544.87
42	Ending Reserve Account Balance	4,814,544.87

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	25,048	99.32%	500,243,673.35
44	31 - 60 Days Delinquent	129	0.51%	2,837,106.15
45	61 - 90 Days Delinquent	34	0.14%	686,661.65
46	91 -120 Days Delinquent	8	0.03%	162,384.35
47	121+ Days Delinquent	-	-	-

48	Total	25,219	100.00%	503,929,825.50

49	Total 61+ Delinquent as % End of Period Securitization Value				0.17%
50	Delinquency Trigger Occurred				NO

51	Prepayment Speed (1 Month)				1.74%

	Current Period Net Residual Losses/(Gains) on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	4	81,798.19
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(113,108.67)
54	Less: Excess Wear and Tear Received in Current Period		(184.55)
55	Less: Excess Mileage Received in Current Period		(200.00)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(31,695.03)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		-0.07%
58	Prior Period Net Residual Losses/(Gains) Ratio		-0.06%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		-0.11%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		-0.18%
61	Four Month Average		-0.11%

62	Beginning Cumulative Net Residual Losses/(Gains)		(796,873.80)
63	Current Period Net Residual Losses/(Gains)		(31,695.03)

64	Ending Cumulative Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(828,568.83)

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.09%

	Credit Losses/(Gains):	Units	Amounts
66	Aggregate Securitization Value on charged-off units	18	327,654.81
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(346,961.09)

68	Current Period Net Credit Losses/(Gains)		(19,306.28)

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		-0.04%
70	Prior Period Net Credit Losses/(Gains) Ratio		0.22%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		-0.01%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		-0.07%
73	Four Month Average		0.03%

74	Beginning Cumulative Net Credit Losses/(Gains)		2,185,598.39
75	Current Period Net Credit Losses/(Gains)		(19,306.28)

76	Ending Cumulative Net Credit Losses/(Gains)		2,166,292.11

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.22%

World Omni Automobile Lease Securitization Trust 2020-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02/28/2022

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	8,764,755.99
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	48,231.22
80	Liquidation Proceeds, Recoveries & Expenses	346,864.75
81	Insurance Proceeds	96.34
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	65,262.00
83	Payoff Payments	22,791,567.25
84	All Other Payments Received	-

85	Collected Amounts	32,016,777.55

86	Investment Earnings on Collection Account	601.07

87	Total Collected Amounts - Available for Distribution	32,017,378.62

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

88	Servicing Fee	441,826.07
89	Interest on the Exchange Note - to the Trust Collection Account	801,560.86
90	Principal on the Exchange Note - to the Trust Collection Account	24,327,436.41
91	Trust Collection Account Shortfall Amount - to the Trust Collection Account	5,576,250.72
92	Remaining Funds Payable to Trust Collection Account	870,304.56

93	Total Distributions	32,017,378.62

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

94	Available Funds	31,575,552.55

95	Investment Earnings on Reserve Account	96.39

96	Reserve Account Draw Amount	0.00

97	Total Available Funds - Available for Distribution	31,575,648.94

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

98	Administration Fee	22,091.30
99	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
100	Class A Noteholders' Interest Distributable Amount	488,460.35
101	Noteholders' First Priority Principal Distributable Amount	-
102	Class B Noteholders' Interest Distributable Amount	50,324.75
103	Noteholders' Second Priority Principal Distributable Amount	-
104	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
105	Noteholders' Regular Principal Distributable Amount	25,880,251.50
106	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
107	Remaining Funds Payable to Certificate holder	5,134,521.04

108	Total Distributions	31,575,648.94

	COMPLIANCE WITH EUROPEAN UNION RISK RETENTION RULES

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Indenture), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding (i) all the limited liability company interests in World Omni Auto Leasing LLC (“WOAL”), which in turn retains the Certificates (as defined in the Indenture) issued by World Omni Automobile Lease Securitization Trust 2020-A, and (ii) the residual interest in the 2020-A Reference Pool (as defined in the Indenture), such Certificates and interest, collectively representing at least 5% of the aggregate Securitization Value of the Units in the 2020-A Reference Pool (each as defined in the Indenture). World Omni has not (and has not permitted WOAL or any of its other affiliates to hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) hedged or otherwise mitigated its credit risk under or associated with the EU Retained Interest, or sold, transferred or otherwise surrendered all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case, to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.